Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actual, revenues	$ 103,124
Actual, net earnings	3,780
Supplemental pro forma (unaudited), revenues	2,494,196	$ 2,163,426
Supplemental pro forma (unaudited), net earnings	(221,769)	106,069
FirstService Brands Segment [Member] | Global Restoration [Member]
Actual, revenues	219,204
Actual, net earnings	14,991
Supplemental pro forma (unaudited), revenues	2,613,433	2,368,673
Supplemental pro forma (unaudited), net earnings	$ (211,188)	$ 125,174